SCHEDULE OF COMPUTATION OF ANTI-DILUTIVE WEIGHTED-AVERAGE SHARES OUTSTANDING (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (2,093)	$ (5,528)	$ (1,703)	$ (5,434)	$ (6,992)	$ (5,331)	$ (9,324)	$ (17,756)	$ (23,845)	$ (20,288)
Net loss attributable to common stockholders	$ (2,093)			$ (5,434)			$ (9,324)	$ (17,756)	$ (23,845)	$ (20,288)
Weighted average number of shares of Common Stock outstanding	1,197,258			849,446			1,152,607	849,446	920,592	849,446
Weighted average number of shares of Common Stock outstanding diluted	1,197,258			849,446			1,152,607	849,446	920,592	849,446
Net loss per share of Common Stock (basic)	$ (1.75)			$ (6.40)			$ (8.09)	$ (20.90)	$ (25.90)	$ (23.88)
Net loss per share of Common stock (diluted)	$ (1.75)			$ (6.40)			$ (8.09)	$ (20.90)	$ (25.90)	$ (23.88)